Revenue - Schedule of Revenue Recognized in Consolidated Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenue from external customers
Commercial sale of products	€ 46,968	€ 12,252	€ 114,414	€ 18,575
Rendering of services	401	2,401	12,480	3,385
Sale of clinical supply	94	0	348	4,405
"Right-to-use" licenses	571	637	1,774	1,913
Total revenue	48,034	15,290	129,016	28,278
Revenue from external customers (geographical)
Total revenue	48,034	15,290	129,016	28,278
Goods or services transferred over time [member]
Revenue from external customers
Total revenue	401	2,401	12,480	3,385
Revenue from external customers (geographical)
Total revenue	401	2,401	12,480	3,385
Goods or services transferred at point in time [member]
Revenue from external customers
Total revenue	47,633	12,889	116,536	24,893
Revenue from external customers (geographical)
Total revenue	47,633	12,889	116,536	24,893
Commercial customers [Member]
Revenue from external customers
Total revenue	46,968	12,252	114,414	18,575
Revenue from external customers (geographical)
Total revenue	46,968	12,252	114,414	18,575
Collaboration partners and license agreements [Member]
Revenue from external customers
Total revenue	1,066	3,038	14,602	9,703
Revenue from external customers (geographical)
Total revenue	1,066	3,038	14,602	9,703
Europe [Member]
Revenue from external customers
Total revenue	381	151	381	426
Revenue from external customers (geographical)
Total revenue	381	151	381	426
North America [member]
Revenue from external customers
Total revenue	47,234	12,889	127,059	24,424
Revenue from external customers (geographical)
Total revenue	47,234	12,889	127,059	24,424
Asia [Member]
Revenue from external customers
Total revenue	419	2,250	1,576	3,428
Revenue from external customers (geographical)
Total revenue	€ 419	€ 2,250	€ 1,576	€ 3,428